Other Current Liabilities - Details of Other Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued operating expenses	$ 139	$ 154
Accrued exploration and development	637	1,425
Accrued compensation and benefits	166	204
Accrued interest	144	160
Accrued income taxes	47	54
Current asset retirement obligation	36	37
Current debt	1
Other	53	206
Total Other current liabilities	$ 1,223	$ 2,240